Stockholder's Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of warrant activity
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at December 31, 2020	1,823,267	$4.20	3.4 Years
Exercised/cancelled	(411,926)	3.00	-
Outstanding at June 30, 2021	1,411,341	$4.41	3.7 Years

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding on January 1, 2019	1,540,049	$3.30	2.9 Years
Granted	41,725	$2.70	5.0 Years
Exercised/Cancelled	-	$-	-
Outstanding at December 31, 2019	1,581,774	$3.30	1.9 Years
Granted	1,227,389	$4.50	5.0 Years
Exercised/Cancelled	(985,930)	$1.80	-
Outstanding at December 31, 2020	1,823,234	$4.20	3.4 Years

Schedule of outstanding stock options
		Weighted Average	Weighted Average	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (Yrs.)	Value
Outstanding as of December 31, 2020	5,645,802	$4.50	7.5	$8,283,639
Granted	3,938,246	7.54	10.0	-
Exercised/cancelled	(416,405)	1.50	-	-
Outstanding as of June 30, 2021	9,167,643	5.92	7.8	$55,257,928
Exercisable as of June 30, 2021	4,111,087	$5.77	6.1	$27,405,283

Schedule of stock option
Exercise Price	Outstanding	Weighted Average Contractual Life (Yrs).	Exercisable
$0.0030	116,667	5.1	116,667
$1.5000	756,667	6.0	698,334
$1.8000	34,735	9.0	34,735
$2.1000	1,666,667	6.7	866,667
$2.7000	387,667	9.3	-
$3.0000	906,667	6.1	906,667
$3.5700	31,111	8.3	20,556
$3.9000	8,333	7.2	8,333
$4.5000	93,333	5.2	93,333
$6.6000	69,444	7.4	69,444
$7.2000	1,657,463	9.4	107,463
$7.5000	83,333	7.2	83,333
$7.8000	2,255,557	9.9	5,556
$8.7000	33,333	6.7	33,333
$12.0000	33,333	5.5	33,333
$13.5000	1,033,333	5.2	1,033,333
	9,167,643	7.2	4,111,087

Exercise Price	Outstanding	Weighted Average Life (Yrs.)	Exercisable
$0.003	116,667	5.5	116,667
$1.50	1,123,334	6.4	1,031,667
$1.80	34,802	9.4	34,802
$2.10	1,666,667	9.7	333,333
$2.70	387,667	0.8	-
$3.00	906,667	6.5	906,667
$3.60	33,333	8.8	11,945
$3.90	8,333	7.6	8,333
$4.50	93,333	5.6	93,333
$6.60	86,111	7.8	69,444
$7.50	83,333	7.6	61,111
$7.80	5,556	8.1	5,556
$8.70	33,333	7.1	33,333
$12.00	33,333	5.9	33,333
$13.50	1,033,333	5.6	1,033,333
	5,645,802	6.9	3,772,857

Schedule of black - scholes option-pricing model valuation assumption
	2020	2019
Expected Volatility	67% to 75%	75.0% to 80.0%
Expected Term	2.5 – 5.9 Years	2.5 – 5.9 Years
Risk Free Rate	0.33% to 0.5%	1.73% – 2.49%
Dividend Rate	0.00%	0.00%

Schedule of outstanding stock options
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term (Yrs.)	Aggregate Intrinsic Value
Outstanding as of January 1, 2019	3,541,778	$5.70	9.5	$11,457,291
Granted	120,000	$2.10	10.0	$-
Exercised/Forfeited	(15,111)	$3.90	-	$-
Outstanding as of December 31, 2020	3,646,667	$5.40	6.5	$280,000
Granted	2,089,135	$2.10	10.0	$-
Exercised/Forfeited	(90,000)	$2.70	-	$-
Outstanding as of December 31, 2020	5,645,802	$4.50	6.9	$8,283,639
Exercisable as of December 31, 2020	3,772,858	$5.70	6.5	$4,862,410